Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventories
Raw materials	$ 2,746	¥ 19,108	¥ 14,154
Work-in-progress	165	1,152	1,473
Finished goods	1,442	10,041	14,558
Consumables and spare parts	128	892	610
Allowance for obsolescence	(1,093)	(7,609)	(6,120)
Total inventories	$ 3,388	¥ 23,584	¥ 24,675